Stockholders' Equity - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 26, 2021	Dec. 31, 2020	Dec. 31, 2016
Common stock, shares authorized	466,000,000
Common stock, shares issued		3,775,709
Founders Preferred Stock [Member]
Pre- combination preferred stock, shares outstanding	10,870,562
Common Class A [Member]
Common stock, shares authorized	400,000,000		176,225,000
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, shares issued	207,451,107		15,679,758
Common stock, shares outstanding	207,451,107		15,679,758
Pre- combination preferred stock, shares outstanding	3,599,647
Voting rights per share	one
Common Class B [Member]
Common stock, shares authorized	65,000,000		61,512,500
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, shares issued	55,539,189		47,281,500
Common stock, shares outstanding	55,539,189		47,281,500
Pre- combination preferred stock, shares outstanding	9,622,689
Voting rights per share	ten
Convertible Preferred Stock [Member]
Preference shares authorized	1,000,000		12,302,500
Preference shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Preferred stock, shares outstanding	0		12,302,500
Convertible Preferred Stock [Member] | Astra's Founders [Member]
Preferred stock, shares outstanding	10,870,562			18,500,000
Preferred Stock [Member]
Preference shares authorized	1,000,000
Preference shares, par value (in Dollars per share)	$ 0.0001